Note 17 - Acquisition of Business - Net Assets Acquired From DB SWDirekt GMBH and DB SWPro GMBH (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Dec. 08, 2016
Statement Line Items [Line Items]
Goodwill	$ 300,673	$ 289,201
SW Direkt and SWPro [member]
Statement Line Items [Line Items]
Working capital			$ 588
Property, plant and equipment			56
Intangible assets			1,172
Goodwill			4,831
Non-controlling interest			(41)
Other liabilities			(221)
Total consideration			6,385
Cash transferred			4,221
Liabilities incurred			2,164
Total consideration transferred, acquisition-date fair value			$ 6,385